Pensions FV Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		$ 944.3	$ 945.4	$ 1,047.6
Net Asset Value Excluded From Fair Value By Input	[1]	$ 944.3	945.4
Domestic Pension Benefits [Member] | U.S. Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		27.00%
Fair Value of Plan Assets		$ 259.0	252.3
Net Asset Value Excluded From Fair Value By Input	[1]	$ 259.0	252.3
Domestic Pension Benefits [Member] | U.S. Real Estate Related Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		1.00%
Domestic Pension Benefits [Member] | International Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		25.00%
Fair Value of Plan Assets		$ 229.5	231.5
Net Asset Value Excluded From Fair Value By Input	[1]	$ 229.5	231.5
Domestic Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		48.00%
Fair Value of Plan Assets		$ 436.9	442.5
Net Asset Value Excluded From Fair Value By Input	[1]	436.9	442.5
Domestic Pension Benefits [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		1.9	3.3
Net Asset Value Excluded From Fair Value By Input	[1]	1.9	3.3
Domestic Pension Benefits [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		17.0	15.8
Net Asset Value Excluded From Fair Value By Input	[1]	$ 17.0	15.8
Domestic Pension Benefits [Member] | Maximum [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		1.00%
Non-U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		$ 853.5	817.2	$ 825.8
Net Asset Value Excluded From Fair Value By Input	[1]	220.1	208.2
Non-U.S. Pension Benefits [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		82.5	110.4
Non-U.S. Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		550.9	498.6
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		294.0	287.7
Net Asset Value Excluded From Fair Value By Input	[1]	$ 58.5	57.4
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Plans Not Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		30.00%
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		$ 19.6	20.3
Non-U.S. Pension Benefits [Member] | Fixed Income Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		215.9	210.0
Non-U.S. Pension Benefits [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		123.2	122.8
Net Asset Value Excluded From Fair Value By Input	[1]	$ 66.7	65.5
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Plans Not Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		70.00%
Non-U.S. Pension Benefits [Member] | Equity Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		$ 56.5	57.3
Non-U.S. Pension Benefits [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		80.1	67.5
Net Asset Value Excluded From Fair Value By Input	[1]	80.1	67.5
Non-U.S. Pension Benefits [Member] | Multi-asset Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		12.4	17.4
Net Asset Value Excluded From Fair Value By Input	[1]	12.4	17.4
Non-U.S. Pension Benefits [Member] | Derivative Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		157.7	135.0
Non-U.S. Pension Benefits [Member] | Derivative Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		157.7	135.0
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		177.3	153.6
Non-U.S. Pension Benefits [Member] | Insurance Contracts [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		177.3	153.6
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		8.8	33.2
Net Asset Value Excluded From Fair Value By Input	[1]	2.4	0.4
Non-U.S. Pension Benefits [Member] | Cash / Money Market Funds [Member] | Quoted Prices in Active Markets (Level I) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		$ 6.4	$ 32.8
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Fixed Income Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		33.00%
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Equity Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		0.00%
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Hedge Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		0.00%
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Multi-asset Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		0.00%
Non-U.S. Pension Benefits [Member] | Minimum [Member] | Derivative Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		0.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Fixed Income Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		100.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Equity Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		25.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Hedge Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		20.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Multi-asset Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		3.00%
Non-U.S. Pension Benefits [Member] | Maximum [Member] | Derivative Funds [Member] | Plans Managing Assets in a Liability Framework
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations		20.00%

[1]	Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.